Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	€ 2,452	€ 2,483
Goodwill	10,383	9,876
Intangible assets excluding goodwill	2,982	3,190
Non-current receivables	208	193
Investments in associates	257	381
Other non-current financial assets	631	619
Non-current derivative financial assets	8	3
Deferred tax assets	1,916	2,627
Other non-current assets	118	93
Total non-current assets	18,955	19,466
Current assets
Inventories	3,198	3,491
Other current financial assets	2	3
Other current assets	586	500
Current derivative financial assets	69	45
Income tax receivable	94	220
Current receivables	3,672	3,733
Assets classified as held for sale	0	79
Cash and cash equivalents	2,401	1,869
Total current assets	10,022	9,940
Total assets	28,976	29,406
Equity
Shareholders’ equity	12,006	12,028
Common shares	188	183
Capital in excess of par value	6,654	5,827
Reserves	1,925	879
Other	3,239	5,139
Non-controlling interests	37	33
Group equity	12,043	12,061
Non-current liabilities
Long-term debt	7,113	7,035
Non-current derivative financial liabilities	4	3
Long-term provisions	996	1,035
Deferred tax liabilities	81	71
Non-current contract liabilities	431	469
Non-current tax liabilities	119	390
Other non-current liabilities	45	54
Total non-current liabilities	8,787	9,058
Current liabilities
Short-term debt	526	654
Current derivative financial liabilities	59	40
Income tax payable	71	83
Accounts payable	1,830	1,917
Accrued liabilities	1,630	1,887
Current contract liabilities	1,699	1,809
Short-term provisions	1,977	1,463
Dividend payable	0	11
Liabilities directly associated with assets held for sale	0	9
Other current liabilities	354	414
Total current liabilities	8,146	8,287
Total liabilities	16,933	17,345
Total liabilities and group equity	€ 28,976	€ 29,406